Notes to the consolidated cash flow statement (Tables)	12 Months Ended
Sep. 30, 2021
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit for the year

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Net profit for the year	5,463	2,292	6,790	4,613	2,658
Adjustments:
Depreciation, amortisation and impairment	3,054	2,473	1,079	2,775	2,142
Impairment charges	(348)	3,371	966	(222)	2,864
Net decrease/(increase) in current and deferred tax	350	(1,112)	(541)	(195)	(937)
(Increase)/decrease in accrued interest receivable	183	239	132	173	208
(Decrease)/increase in accrued interest payable	(423)	(1,260)	(341)	(340)	(1,143)
(Decrease)/increase in provisions	(1,716)	1,925	1,143	(1,722)	2,003
Other non-cash items	(253)	(693)	(832)	1,067	(1,114)
Cash flows from operating activities before changes in operating assets and liabilities	6,310	7,235	8,396	6,149	6,681
Net (increase)/decrease in:
Collateral paid	305	348	(847)	339	329
Trading securities and other financial assets measured at FVIS	19,316	(8,756)	(7,629)	18,625	(8,266)
Derivative financial instruments	(2,420)	1,851	7,605	(1,874)	2,103
Loans	(15,098)	18,272	(4,188)	(11,228)	21,273
Other financial assets	(274)	273	336	258	283
Life insurance assets and life insurance liabilities	(593)	(277)	(134)	-	-
Other assets	6	70	(13)	(23)	50
Net increase/(decrease) in:
Collateral received	93	(1,096)	1,007	312	(1,072)
Deposits and other borrowings	33,737	28,910	1,113	28,696	20,859
Other financial liabilities	9,036	11,817	1,463	6,500	11,866
Other liabilities	(8)	4	(5)	(4)	(7)
Net cash provided by/(used in) operating activities	50,410	58,651	7,104	47,750	54,099

Summary of the assets and liabilities over which control ceased

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Assets:
Cash and balances with central banks	50	-	3	-	-
Trading securities and other financial assets measured at FVIS	409	-	3	-	-
Loans	369	-	-	-	-
Other financial assets	688	-	3	-	-
Property and equipment	29	-	-	-	-
Deferred tax assets	4	-	-	-	-
Intangible assets	243	-	-	-	-
Other assets	226	-	-	-	-
Total assets	2,018	-	9	-	-
Liabilities:
Other financial liabilities	110	-	-	-	-
Provisions	9	-	-	-	-
Other liabilities	720	-	-	-	-
Total liabilities	839	-	-	-	-
Total equity attributable to owners of WBC	1,179	-	9	-	-
Cash proceeds received (net of transaction costs)	1,322	-	2	-	-
Expected receivable (completion settlement)	8	-	-	-	-
Deferred consideration	37	-	-	-	-
Total consideration	1,367	-	2	-	-
Reserves reclassified to the income statement	-	-	10	-	-
Gain/(loss) on disposal	188	-	3	-	-
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	1,322	-	2	-	-
Less: Cash deconsolidated	(50)	-	(3)	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	1,272	-	(1)	-	-

Schedule of non-cash financing activities

Shares issued under the dividend reinvestment plan	401	273	1,489	401	273
Increase in lease liabilities	199	177	-	114	173

Schedule of cash and balances with central banks

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Cash and cash at bank	16,504	15,865	16,156	15,335
Exchange settlement accounts	54,587	13,978	46,412	9,892
Regulatory deposits with central banks	262	286	186	209
Total cash and balances with central banks	71,353	30,129	62,754	25,436